INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 5,138	$ 4,256	$ 10,325	$ 8,474
Net (loss) income	184	773	998	916
Share of earnings from investments in associates and joint ventures	95	273	136	376	$ 459
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,481	6,722	8,955	12,710
Net (loss) income	$ 1,058	$ 1,054	$ 1,558	$ 2,084